AXP(SM) Blue Chip
                                                                      Advantage
                                                                           Fund
                                                         1999 SEMIANNUAL REPORT



The goal of AXP Blue Chip Advantage Fund is to achieve a long-term total return exceeding that of the U.S. stock market.

(icon of) magnifying glass

Distributed by American Express  Financial  Advisors  Inc.

AMERICAN EXPRESS Financial Advisors

Making the Most of the Market

If you were compiling a who's who of corporate America, a good place to start would be the Standard & Poor's Index. Composed of 500 stocks representing a wide range of prominent companies, "the S&P" is recognized as a good measure of overall stock market performance. Of course, some of those stocks will fare better than others. Blue Chip Advantage tries to identify and build its portfolioaround these stocks. Objective: a fund that's like the S&P ... only better.


CONTENTS
From the Chairman                        3
From the Portfolio Managers              3
Fund Facts                               5
The 10 Largest Holdings                  6
Financial Statements                     7
Notes to Financial Statements           10
Investments in Securities               18

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
American Express (R) Funds held shareholder meetings in June 1999. Shareholders approved all of the proposals advanced by management. Among the proposals were:

o The election of Board members and the selection of KPMG LLP as independent auditors.
o Change in the Fund name from "IDS" to "AXP."
o A new  shareholder  service and distribution plan.
o A change in the investment management services agreement.

No other business was presented at the meeting, which was concluded by a report to shareholders from the Investment Department of American Express Financial Corporation.

Thanks to all of you for your effort in reviewing the proxy material and voting your proxies.


Arne H. Carlson

(picture of) Keith Tufte
Keith Tufte
Portfolio manager

(picture of) Jim Johnson
Jim Johnson
Portfolio manager

From the Portfolio Managers
It was an  up-and-down  six  months  for the  stock  market  and AXP  Blue  Chip
Advantage Fund, as rising interest rates kept stocks off balance part of the time. Still, in the end, the Fund's Class A shares produced a gain of 2.81% for the first half of the fiscal year -- February through July 1999.

The struggle against long-term interest rates, which had been at historical lows for several months, began at the outset of the period. Although inflation had yet to show signs of a meaningful increase, investors were concerned that the surprising strength of the economy would soon push prices higher. During February, that concern prompted them to sell bonds, which in turn drove up interest rates and ultimately put pressure on stocks.

But, in another display of the remarkable resilience they've shown in recent years, stocks racked up gains in three of the following four months. However, in late June, the Federal Reserve grew worried enough about a potential run-up in inflation that it raised short-term interest rates slightly. That spawned another spike in long-term rates and a slump in stocks during July.

DIVERSIFICATION HELPS
For one of the few times in the past several years, large-capitalization stocks -- the focus of the Fund -- had to share the spotlight with small-cap stocks over the six months. While this "broadening out" of the market periodically came at the expense of several large-cap bellwether stocks, particularly in the technology sector, the Fund's diversified portfolio allowed it to fare reasonably well. Major areas of investment included technology, food/beverage, retailing, pharmaceuticals, financial services and utilities. Among the larger holdings were Microsoft, General Electric, Intel, Wal-Mart, Bristol Myers Squibb, Lucent and IBM.

As for changes to the portfolio, we reduced health care holdings, which struck us as vulnerable to decline in a shift away from large-cap growth stocks, and we added to basic materials stocks such as paper and chemicals, which appeared attractive given the improving prospects for cyclical (economically sensitive) stocks.

Looking toward the current fiscal year, the investment environment has changed somewhat. Although corporate profits are still generally good, the economy remains healthy and inflation has yet to pick up in a meaningful way, long-term interest rates are considerably higher than they were several months ago. While that doesn't guarantee trouble for stocks in the months ahead, it could make gains more difficult to come by.


Keith Tufte


Jim Johnson

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 1999                                                     $12.20
Jan. 31, 1999                                                     $11.88
Increase                                                          $ 0.32

Distributions -- Feb. 1, 1999 - July 31, 1999
From income                                                       $ 0.02
From capital gains                                                $   --
Total distributions                                               $ 0.02

Total return*                                                     +2.81%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 1999                                                     $12.07
Jan. 31, 1999                                                     $11.79
Increase                                                          $ 0.28

Distributions -- Feb. 1, 1999 - July 31, 1999
From income                                                       $   --
From capital gains                                                $   --
Total distributions                                               $   --

Total return*                                                     +2.42%**

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
July 31, 1999                                                     $12.21
Jan. 31, 1999                                                     $11.89
Increase                                                          $ 0.32

Distributions -- Feb. 1, 1999 - July 31, 1999
From income                                                       $ 0.02
From capital gains                                                $   --
Total distributions                                               $ 0.02

Total return*                                                     +2.86%**

 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

The 10 Largest Holdings

                                       Percent                   Value
                                   (of net assets)       (as of July 31, 1999)
 General Electric                       3.96%                $152,600,000
 Microsoft                              3.54                  136,579,174
 Bristol-Myers Squibb                   2.82                  108,747,449
 Intl Business Machines                 2.53                   97,722,030
 Lucent Technologies                    2.21                   85,197,392
 Cisco Systems                          2.11                   81,439,662
 Coca-Cola                              2.10                   80,854,938
 AT&T                                   2.01                   77,633,110
 Wal-Mart Stores                        1.97                   75,952,825
 Mobil                                  1.96                   75,450,274

For further detail about these holdings, please refer to the section entitled "Investments in Securities."


(picture of) icon


                           The 10 holdings listed here
                           make up 25.21% of net assets


Financial Statements

Statement of assets and liabilities
AXP Blue Chip Advantage Fund

July 31, 1999 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $3,299,324,296)                                                      $3,860,617,822
Cash in bank on demand deposit                                                                6,023,815
Dividends and accrued interest receivable                                                     4,042,346
Receivable for investment securities sold                                                    16,646,280
                                                                                             ----------
Total assets                                                                             $3,887,330,263
                                                                                         --------------
Liabilities
Payable for investment securities purchased                                                  19,990,039
Payable upon return of securities loaned (Note 4)                                             9,600,000
Accrued investment management services fee                                                       47,071
Accrued distribution fee                                                                         52,785
Accrued service fee                                                                               1,003
Accrued transfer agency fee                                                                       9,545
Accrued administrative services fee                                                               2,513
Other accrued expenses                                                                          272,759
                                                                                                -------
Total liabilities                                                                            29,975,715
                                                                                             ----------
Net assets applicable to outstanding capital stock                                       $3,857,354,548
                                                                                         ==============
Represented by
Capital stock-- $.01 par value (Note 1)                                                  $    3,173,554
Additional paid-in capital                                                                2,965,068,374
Undistributed net investment income                                                           1,213,378
Accumulated net realized gain (loss)                                                        327,639,608
Unrealized appreciation (depreciation) on investments (Note 5)                              560,259,634
                                                                                            -----------
Total -- representing net assets applicable to outstanding capital stock                 $3,857,354,548
                                                                                         ==============
Net assets applicable to outstanding shares:              Class A                        $2,165,688,488
                                                          Class B                        $1,335,509,618
                                                          Class Y                        $  356,156,442
Net asset value per share of outstanding capital stock:   Class A shares    177,544,031  $        12.20
                                                          Class B shares    110,635,933  $        12.07
                                                          Class Y shares     29,175,468  $        12.21
                                                                             ----------  --------------

See accompanying notes to financial statements.


Statement of operations
AXP Blue Chip Advantage Fund

Six months ended July 31, 1999 (Unaudited)

Investment income
Income:
Dividends                                                                $   20,208,018
Interest                                                                      2,593,847
   Less foreign taxes withheld                                                   (2,612)
                                                                                 ------
Total income                                                                 22,799,253
                                                                             ----------
Expenses (Note 2):
Investment management services fee                                            6,695,657
Distribution fee
   Class A                                                                      462,724
   Class B                                                                    4,910,290
Transfer agency fee                                                           2,300,910
Incremental transfer agency fee
   Class A                                                                      185,116
   Class B                                                                      180,346
Service fee
   Class A                                                                    1,437,215
   Class B                                                                      877,426
   Class Y                                                                      171,716
Administrative services fees and expenses                                       443,325
Compensation of board members                                                     8,867
Custodian fees                                                                   95,513
Postage                                                                         398,162
Registration fees                                                               203,339
Reports to shareholders                                                          50,552
Audit fees                                                                       11,375
Other                                                                             8,186
                                                                                  -----
Total expenses                                                               18,440,719
   Earnings credits on cash balances (Note 2)                                   (50,154)
                                                                                -------
Total net expenses                                                           18,390,565
                                                                             ----------
Investment income (loss) -- net                                               4,408,688
                                                                              ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                           199,092,507
   Financial futures contracts                                                9,892,812
   Options contracts written (Note 7)                                          (322,896)
                                                                               --------
Net realized gain (loss) on investments                                     208,662,423
Net change in unrealized appreciation (depreciation) on investments        (122,766,574)
                                                                           ------------
Net gain (loss) on investments                                               85,895,849
                                                                             ----------
Net increase (decrease) in net assets resulting from operations          $   90,304,537
                                                                         ==============

See accompanying notes to financial statements.


Statements of changes in net assets
AXP Blue Chip Advantage Fund
                                                                      July 31, 1999   Jan. 31, 1999
                                                                    Six months ended   Year ended
                                                                       (Unaudited)

Operations and distributions
Investment income (loss) -- net                                      $    4,408,688 $   11,656,610
Net realized gain (loss) on investments                                 208,662,423    125,597,202
Net change in unrealized appreciation (depreciation) on investments    (122,766,574)   513,693,695
                                                                       ------------    -----------
Net  increase  (decrease)  in net  assets  resulting  from  operations   90,304,537    650,947,507
                                                                         ----------    -----------
Distributions to shareholders from:
   Net investment income
      Class A                                                            (2,851,321)    (9,676,304)
      Class B                                                                    --       (226,279)
      Class Y                                                              (625,523)    (1,941,731)
   Net realized gain
      Class A                                                                    --    (23,694,693)
      Class B                                                                    --    (14,096,805)
      Class Y                                                                    --     (4,007,760)
                                                                              -----     ----------
Total distributions                                                      (3,476,844)   (53,643,572)
                                                                         ----------    -----------
Capital share transactions (Note 6)
Proceeds from sales
   Class A shares (Note 2)                                              440,656,973    601,112,516
   Class B shares                                                       278,451,140    360,571,798
   Class Y shares                                                        83,486,156    141,092,219
Reinvestment of distributions at net asset value
   Class A shares                                                         2,663,291     31,264,700
   Class B shares                                                                --     14,214,476
   Class Y shares                                                           625,523      5,949,491
Payments for redemptions
   Class A shares                                                      (191,096,556)  (313,174,627)
   Class B shares (Note 2)                                              (79,092,674)  (105,895,017)
   Class Y shares                                                       (59,727,044)  (122,848,077)
                                                                        -----------   ------------
Increase (decrease) in net assets from capital share transactions       475,966,809    612,287,479
                                                                        -----------    -----------
Total increase (decrease) in net assets                                 562,794,502  1,209,591,414
Net assets at beginning of period                                     3,294,560,046  2,084,968,632
                                                                      -------------  -------------
Net assets at end of period                                          $3,857,354,548 $3,294,560,046
                                                                     ============== ==============
Undistributed net investment income                                  $    1,213,378 $      281,534
                                                                     -------------- --------------

See accompanying notes to financial statements.

Notes to Financial Statements

AXP Blue Chip Advantage Fund
(Unaudited as to July 31, 1999)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Market Advantage Series has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests in common stocks that are included in a broad market index.

The Fund offers Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write covered call options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, and the cost of a security for a purchased call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy financial futures contracts and may also buy call options on these future contracts. Risks of entering into futures contracts include the possibility of an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared and paid each calendar quarter, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.54% to 0.35% annually. Under terms of a prior agreement that ended June 30, 1999, the management fee was a percentage of the Fund's average daily net assets in reducing percentages from 0.44% to 0.34% annually. Effective with the new Investment Management Services Agreement, the fee will be adjusted upward or downward by a performance incentive adjustment based on the Fund's average daily net assets over a rolling 12-month period as measured against the change in the Lipper Growth and Income Fund Index. The maximum adjustment is 0.08% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The first adjustment will be made on Jan. 1, 2000 and will cover the six-month period beginning July 1, 1999.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $19
o Class B $20
o Class Y $17

Under terms of a prior agreement that ended Jan. 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15 for Class A and $16 for Class B. Under terms of a prior agreement that ended March 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15 for Class Y.

The Fund has agreements with American Express Financial Advisors Inc. for distribution and shareholder services. Under a Plan and Agreement of Distribution (the Plan), the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares. The Plan went into effect July 1, 1999. Under terms of a prior Plan and Agreement of Distribution (the Prior Plan) that ended June 30, 1999, the Fund paid a distribution fee for Class B shares at an annual rate up to 0.75% of average daily net assets. The Prior Plan was not effective with respect to Class A shares.

Under a Shareholder Service Agreement, the Fund's Class Y shares pay a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Under terms of a prior agreeement that ended June 30, 1999, the Fund paid a shareholder service fee for Class A and Class B shares at a rate of 0.175% of average daily net assets. Effective July 1, 1999, the agreement for Class A and Class B shares were converted to the Plan and Agreement of Distribution discussed above.

Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing Fund shares were $5,975,688 for Class A and $472,335 for Class B for the six months ended July 31, 1999.

During the six months ended July 31, 1999, the Fund's custodian and transfer agency fees were reduced by $50,154 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,842,155,348 and $1,355,034,675, respectively, for the six months ended July 31, 1999. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $100,751 for the six months ended July 31, 1999.

4. LENDING OF PORTFOLIO SECURITIES
As of July 31, 1999, securities valued at $10,344,000 were on loan to brokers. For collateral, the Fund received $9,600,000 in cash. Income from securities lending amounted to $30,586 for the six months ended July 31, 1999. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

5. STOCK INDEX FUTURES CONTRACTS
As of July 31, 1999, investments in securities included securities valued at $21,610,500 that were pledged as collateral to cover initial margin deposits on 57 open purchase contracts. The market value of the open purchase contracts as of July 31, 1999 was $18,978,150 with a net unrealized loss of $1,033,892.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                            Six months ended July 31, 1999
                                         Class A       Class B        Class Y
Sold                                   36,202,247     23,114,927     6,846,374
Issued for reinvested distributions       220,145            215        51,724
Redeemed                              (15,647,209)    (6,562,191)   (4,885,845)
                                      -----------     ----------    ----------
Net increase (decrease)                20,775,183     16,552,951     2,012,253

                                               Year ended Jan. 31, 1999
                                         Class A       Class B        Class Y
Sold                                   57,329,603     34,676,763    13,370,022
Issued for reinvested distributions     2,859,070      1,291,423       544,664
Redeemed                              (30,000,871)   (10,217,534)  (11,862,710)
                                      -----------    -----------   -----------
Net increase (decrease)                30,187,802     25,750,652     2,051,976


7. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written are as follows:

                                                 Six months ended July 31, 1999
                                                              Calls
                                                 Contracts           Premium
Balance Jan. 31, 1999                                 --          $        --
Opened                                             2,250              611,979
Closed                                            (2,250)            (611,979)
                                                  ------             --------
Balance July 31, 1999                                 --          $        --
See "Summary of significant accounting policies."

8. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended July 31, 1999.

9. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.


Fiscal period ended Jan. 31,

Per share income and capital changesa

                                                                    Class A

                                                  1999b     1999      1998       1997       1996

Net asset value, beginning of period            $11.88     $9.49     $8.97      $7.62      $5.97

Income from investment operations:
Net investment income (loss)                       .02       .06       .10        .09        .11

Net gains (losses) (both realized and unrealized)  .32      2.55      1.67       1.69       2.18

Total from investment operations                   .34      2.61      1.77       1.78       2.29

Less distributions:
Dividends from net investment income              (.02)     (.06)     (.10)      (.09)      (.11)

Distributions from realized gains                   --      (.16)    (1.15)      (.34)      (.53)

Total distributions                               (.02)     (.22)    (1.25)      (.43)      (.64)

Net asset value, end of period                  $12.20    $11.88     $9.49      $8.97      $7.62

Ratios/supplemental data

Net assets, end of period (in millions)         $2,166    $1,863    $1,202       $687       $247

Ratio of expenses to average daily net assetsc    .77%d     .73%      .78%       .89%       .96%

Ratio of net investment income (loss)
to average daily net assets                       .50%d     .69%     1.03%      1.18%      1.68%

Portfolio turnover rate
(excluding short-term securities)                  39%      105%      145%       128%       126%

Total returne                                    2.81%    27.71%    20.22%     23.79%     39.01%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Six months ended July 31, 1999 (Unaudited).
c Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before  reduction of earnings  credits on cash  balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.


Fiscal period ended Jan. 31,

Per share income and capital changesa

                                              Class B                              Class Y

                                 1999c  1999   1998   1997   1996b     1999c  1999   1998   1997   1996b
Net asset value,
beginning of period            $11.79  $9.43  $8.92  $7.59  $6.30    $11.89  $9.50  $8.97  $7.62  $6.30

Income from investment operations:
Net investment
income (loss)                      --     --    .03    .04    .07       .03    .07    .11    .10    .11

Net gains (losses) (both
realized and unrealized)          .28   2.52   1.66   1.67   1.83       .31   2.55   1.68   1.69   1.86

Total from investment
operations                        .28   2.52   1.69   1.71   1.90       .34   2.62   1.79   1.79   1.97

Less distributions:
Dividends from net
investment income                  --     --   (.03)  (.04)  (.08)     (.02)  (.07)  (.11)  (.10)  (.12)

Distributions from
realized gains                     --   (.16) (1.15)  (.34)  (.53)       --   (.16) (1.15)  (.34)  (.53)

Total distributions                --   (.16) (1.18)  (.38)  (.61)     (.02)  (.23) (1.26)  (.44)  (.65)

Net asset value,
end of period                  $12.07 $11.79  $9.43  $8.92  $7.59    $12.21 $11.89  $9.50  $8.97  $7.62

Ratios/supplemental data

Net assets, end of
period (in millions)           $1,336 $1,109   $645   $302    $42      $356   $323   $239    $77    $28

Ratio of expenses to
average daily net assetsd       1.53%e 1.49%  1.54%  1.65%  1.74%e     .67%e  .66%   .69%   .72%   .80%e

Ratio of net investment
income (loss) to average
daily net assets               (.27%)e (.07%)  .26%   .39%   .81%e     .60%e  .77%  1.10%  1.33%  1.75%e

Portfolio turnover rate
(excluding short-term
securities)                       39%   105%   145%   128%   126%       39%   105%   145%   128%   126%

Total returnf                   2.42% 26.75% 19.32% 22.86% 30.93%     2.86% 27.82% 20.35% 24.00% 31.98%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was March 20, 1995.
c Six months ended July 31, 1999 (Unaudited).
d Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before  reduction of earnings  credits on cash  balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of a sales charge.

Investments  in Securities

AXP Blue Chip Advantage Fund July 31, 1999 (Unaudited)
(Percentages represent value of investments compared to net assets)

Common stocks (99.3%)
Issuer                                                       Shares           Value(a)

Aerospace & defense (0.8%)
AlliedSignal                                                 464,300        $30,034,406

Airlines (0.4%)
Southwest Airlines                                           878,550         16,253,175

Automotive & related (2.4%)
Dana                                                         324,200         13,535,350
Delphi Automotive Systems                                    488,772          8,797,896
Ford Motor                                                   748,800         36,410,400
General Motors                                               563,600         34,344,375
Total                                                                        93,088,021

Banks and savings & loans (7.8%)
Bank of America                                            1,045,824         69,416,568
Bank of New York                                             770,900         28,475,119
Bank One                                                     977,196         53,318,257
BankBoston                                                   402,400         18,887,650
Fleet Financial Group                                        523,000         21,181,500
Mellon Bank                                                  533,300         17,998,875
Wachovia                                                     401,750         31,361,609
Washington Mutual                                            622,900         21,373,256
Wells Fargo                                                  956,900         37,319,100
Total                                                                       299,331,934

Beverages & tobacco (2.3%)
Coca-Cola                                                  1,340,600         80,854,938
PepsiCo                                                      210,800          8,247,550
Total                                                                        89,102,488

Building materials & construction (0.2%)
Fluor                                                        155,600          6,233,725

Chemicals (1.8%)
Air Products & Chemicals                                     174,900          5,848,219
Du Pont (EI) de Nemours                                      217,600         15,680,800
Great Lakes Chemical                                         128,200          5,672,850
Monsanto                                                     792,400         31,002,650
Waste Management                                             503,705         12,875,959
Total                                                                        71,080,478

Communications equipment & services (3.9%)
Lucent Technologies                                        1,309,470         85,197,392
Motorola                                                     412,800         37,668,000
Nortel Networks                                              132,300(c)      11,725,088
QUALCOMM                                                      39,300(b)       6,130,800
Tellabs                                                      143,700(b)       8,846,531
Total                                                                       149,567,811

Computers & office equipment (16.6%)
3Com                                                         495,300(b)      11,949,113
America Online                                               482,850(b)      45,931,105
BMC Software                                                 285,500(b,e)    15,381,313
Cisco Systems                                              1,310,900(b)      81,439,662
Computer Sciences                                            234,500(b)      15,095,938
Dell Computer                                                230,100(b)       9,405,338
Electronic Data Systems                                      547,000         32,990,937
EMC                                                          513,400(b)      31,092,788
First Data                                                   557,400         27,626,138
Hewlett-Packard                                              520,800         54,521,249
Intl Business Machines                                       777,500         97,722,030
Microsoft                                                  1,591,600(b)     136,579,174
Novell                                                       687,800(b)      17,710,850
Oracle                                                       369,500(b)      14,064,094
Pitney Bowes                                                 196,700         12,515,038
Solectron                                                    244,600(b)      15,761,413
Sun Microsystems                                              88,100(b)       5,979,788
Unisys                                                       384,800(b)      15,704,650
Total                                                                       641,470,618

Electronics (3.6%)
Applied Materials                                             92,000(b,f)     6,618,250
Corning                                                      320,960         22,467,200
Intel                                                        923,000         63,687,000
KLA-Tencor                                                   189,600(b)      12,845,400
LSI Logic                                                    275,370(b)      13,854,553
Natl Semiconductor                                           465,860(b)      11,530,035
Texas Instruments                                             65,200          9,388,800
Total                                                                       140,391,238

Energy (6.3%)
Apache                                                       318,700         13,524,831
Chevron                                                      784,800         71,613,000
Exxon                                                        253,300         20,105,688
FirstEnergy                                                  348,600(f)       9,956,888
Mobil                                                        737,900         75,450,274
Texaco                                                       835,100         52,037,169
Total                                                                       242,687,850

Energy equipment & services (0.6%)
Halliburton                                                  476,900         21,997,013

Financial services (3.4%)
Associates First Capital Cl A                                267,600         10,252,425
Capital One Financial                                        319,700         14,826,088
Citigroup                                                    853,850         38,049,690
Lehman Brothers Holdings                                     105,700          5,681,375
MBNA                                                         842,250         24,004,125
Merrill Lynch & Co                                           133,400          9,079,538
Morgan Stanley, Dean Witter, Discover & Co                   165,600         14,924,700
Providian Financial                                          174,800         15,906,800
Total                                                                       132,724,741

Food (3.1%)
Bestfoods                                                    577,500         28,153,125
General Mills                                                424,600         35,162,187
Sara Lee                                                   1,171,000         25,762,000
SUPERVALU                                                    246,100          5,598,775
Sysco                                                        791,300         25,865,619
Total                                                                       120,541,706

Health care (9.3%)
American Home Products                                     1,072,500         54,697,500
Amgen                                                        194,800(b)      14,975,250
Bausch & Lomb                                                344,500         24,739,406
Baxter Intl                                                  209,600         14,396,900
Boston Scientific                                            519,600(b)      21,076,275
Bristol-Myers Squibb                                       1,635,300        108,747,449
Guidant                                                      148,700          8,708,244
Medtronic                                                    691,200         49,809,600
Pfizer                                                       170,140          5,774,126
Schering-Plough                                            1,114,600         54,615,400
Total                                                                       357,540,150

Health care services (0.9%)
Cardinal Health                                              375,700         25,641,525
Columbia/HCA Healthcare                                      332,700          7,402,575
Total                                                                        33,044,100

Household products (1.7%)
Colgate-Palmolive                                            950,300         46,921,063
Kimberly-Clark                                               286,300         17,464,300
Total                                                                        64,385,363

Industrial equipment & services (0.7%)
Illinois Tool Works                                          149,500         11,109,719
Parker-Hannifin                                              346,200         16,336,312
Total                                                                        27,446,031

Insurance (3.6%)
Allstate                                                     328,700         11,668,850
American General                                             435,700         33,712,288
American Intl Group                                          522,300         60,652,087
Lincoln Natl                                                 526,100         26,305,000
MBIA                                                          98,100          5,616,225
Total                                                                       137,954,450

Leisure time & entertainment (2.2%)
Disney (Walt)                                              1,664,900         45,992,863
Harrah's Entertainment                                       459,300(b)       9,788,831
Time Warner                                                  386,400         27,820,800
Total                                                                        83,602,494

Media (2.0%)
Comcast Special Cl A                                         697,200         26,842,200
MediaOne Group                                               488,700(b)      35,369,662
New York Times Cl A                                          371,800         14,616,388
Total                                                                        76,828,250

Multi-industry conglomerates (5.7%)
General Electric                                           1,400,000        152,600,000
Grainger (WW)                                                109,800          5,188,050
Tyco Intl                                                    537,100(c)      52,467,956
Xerox                                                        220,200         10,734,750
Total                                                                       220,990,756

Paper & packaging (1.4%)
Intl Paper                                                   931,100         47,602,488
Mead                                                         174,300          7,146,300
Total                                                                        54,748,788

Restaurants & lodging (0.7%)
Marriott Intl Cl A                                           182,300          6,391,894
Wendy's Intl                                                 688,400         20,006,625
Total                                                                        26,398,519

Retail (7.6%)
Albertson's                                                  579,828         28,810,204
Best Buy                                                     135,720(b)      10,128,105
Circuit City Stores                                          234,800         11,094,300
Costco Companies                                             222,900(b)      16,661,775
CVS                                                          394,600         19,631,350
Dayton Hudson                                                344,100(f)      22,258,969
Dollar General                                               323,900          8,563,106
Home Depot                                                   661,900         42,237,494
Kroger                                                       999,600(b)      26,301,975
Safeway                                                      385,400(b)      20,763,425
TJX Companies                                                343,300         11,350,356
Wal-Mart Stores                                            1,797,700         75,952,825
Total                                                                       293,753,884

Transportation (0.5%)
Kansas City Southern Inds                                    322,000         17,790,500

Utilities -- electric (1.3%)
Carolina Power & Light                                       306,200         12,592,475
Cinergy                                                      317,800          9,514,138
DTE Energy                                                   345,100         13,502,037
Edison Intl                                                  223,800          5,664,938
Southern Co                                                  365,500          9,662,906
Total                                                                        50,936,494

Utilities -- telephone (8.5%)
Ameritech                                                    745,800         54,629,850
AT&T                                                       1,494,741         77,633,110
Bell Atlantic                                                917,500         58,490,625
BellSouth                                                    224,082(f)      10,755,936
MCI WorldCom                                                 790,650(b)      65,228,624
SBC Communications                                           350,200         20,027,063
U S WEST Communications Group                                741,900         42,520,144
Total                                                                       329,285,352

Total common stocks
(Cost: $3,267,916,522)                                                   $3,829,210,335

See  accompanying  notes to  investments in  securities.


Short-term securities (0.8%)
Issuer                                    Annualized        Amount            Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

U.S. government agencies (0.3%)

Federal Home Loan Mtge Corp Disc Nts
   09-16-99                                    4.99%      $3,100,000         $3,079,926
   09-23-99                                    5.01        5,400,000          5,359,744
Federal Natl Mtge Assn Disc Nts
   08-13-99                                    4.93          900,000            898,123
   08-25-99                                    4.91        2,400,000          2,391,850
Total                                                                        11,729,643

Commercial paper (0.5%)
BMW US Capital
   08-03-99                                    4.90        8,100,000          8,096,712
Ciesco LP
   08-02-99                                    4.96        5,300,000          5,298,548
Falcon Asset
   08-12-99                                    5.23        1,300,000(d)       1,297,747
Salomon Smith Barney
   09-03-99                                    5.14          500,000            497,587
Toyota Motor Credit
   08-20-99                                    5.13        4,500,000          4,487,250
Total                                                                        19,677,844

Total short-term securities
(Cost: $31,407,774)                                                         $31,407,487

Total investments in securities
(Cost: $3,299,324,296)(g)                                                $3,860,617,822

See  accompanying  notes to  investments in  securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of July 31, 1999, the value of foreign securities represented 1.66% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Security is partially or fully on loan. See Note 4 to the financial statements.

(f) Partially pledged as initial margin deposit on the following open stock index futures purchase contracts (see Note 5 to the financial statements):

Type of security                                                   Contracts
S&P 500 Index, Sept. 1999                                                 57

(g) At July 31, 1999, the cost of securities for federal income tax purposes was approximately $3,299,324,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $642,469,000
Unrealized depreciation                                            (81,175,000)
                                                                   -----------
Net unrealized appreciation                                       $561,294,000

Quick telephone  reference

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Sales and exchanges, dividend payments or reinvestments and automatic payment
arrangements:              800-437-3133

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Fund performance, fund prices, account values, recent account transactions and
account inquiries:         800-862-7919

TTY SERVICE
For the hearing impaired:  800-846-4852

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